Carnival Corporation & PLC Consolidated Balance Sheets - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Current Assets
Cash and cash equivalents	$ 518	$ 982
Trade and other receivables, net	444	358
Inventories	427	450
Prepaid expenses and other	671	436
Total current assets	2,059	2,225
Property and Equipment, Net	38,131	35,336
Goodwill	2,912	2,925
Other Intangibles	1,174	1,176
Other Assets	783	738
Assets	45,058	42,401
Current Liabilities
Short-term borrowings	231	848
Current portion of long-term debt	1,596	1,578
Accounts payable	756	730
Accrued liabilities and other	1,809	1,654
Customer deposits	4,735	4,395
Total current liabilities	9,127	9,204
Long-Term Debt	9,675	7,897
Other Long-Term Liabilities	890	856
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	8,807	8,756
Retained earnings	26,653	25,066
Accumulated other comprehensive income (loss) (“AOCI”)	(2,066)	(1,949)
Treasury stock, 130 shares at 2019 and 129 shares at 2018 of Carnival Corporation and 60 shares at 2019 and 48 shares at 2018 of Carnival plc, at cost	(8,394)	(7,795)
Total shareholders' equity	25,365	24,443
Liabilities and Shareholders' Equity	45,058	42,401
Common stock
Shareholders' Equity
Common stock	7	7
Ordinary shares
Shareholders' Equity
Common stock	$ 358	$ 358